Notes to the Consolidated Statements of Financial Position - Schedule of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Balance	€ 1,120,048	€ 1,356,684
Additions	68,604	140,128
Derecognition		(20,555)
Payments	(388,114)	(353,422)
Short-term liability for accrued interest expense	(409)	(396)
Foreign exchange difference	4,959	(2,391)
Balance	€ 805,086	€ 1,120,048